Subsequent Events (Details)														12 Months Ended
	May 14, 2024 USD ($) $ / shares shares	Mar. 12, 2024 CNY (¥)	Feb. 18, 2024 CNY (¥)	Feb. 09, 2024 CNY (¥)	Feb. 06, 2024 CNY (¥)	Feb. 05, 2024 CNY (¥)	Jan. 16, 2024 CNY (¥)	Dec. 04, 2023 CNY (¥)	Dec. 04, 2023 USD ($)	May 29, 2023 CNY (¥)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Dec. 15, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 29, 2024 shares	Mar. 25, 2024 $ / shares shares	Feb. 28, 2024 CNY (¥)	Feb. 28, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 13, 2023 USD ($)
Subsequent Events [Line Items]
Deposits | $									$ 3,000,000
Operating expenses														¥ 49,075,000	$ 6,912,000	¥ 58,908,000	¥ 47,824,000
Total fee										¥ 1,300,000
Investor’s investment funds													¥ 2,300,000
Ordinary share (in Shares) | shares														718,973								718,973
Purchase price (in Dollars)														¥ 156,197,000	$ 22,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Total rent and liquidated damage				¥ 1,949,000
Payment of wages					¥ 45,000
Liquidated damages under a contract			¥ 300,000
Payment and liquidated damages						¥ 733,000	¥ 700
Investor’s investment funds		¥ 2,300,000
Share price per share (in Dollars per share) | $ / shares																			$ 0.0000001
Ordinary share (in Shares) | shares																		2,460,937	100
Forecast [Member]
Subsequent Events [Line Items]
Share price per share (in Dollars per share) | $ / shares	$ 0.00001
Purchase price per share (in Dollars per share) | $ / shares	$ 1,000
Ordinary share (in Shares) | shares	492,611
Purchase price (in Dollars) | $	$ 3,000
Forecast [Member] | Ordinary Share [Member]
Subsequent Events [Line Items]
Share price per share (in Dollars per share) | $ / shares	$ 6.09
Anhui Juhu Door and Window Technology Company Limited [Member]
Subsequent Events [Line Items]
Payment rent														3,245,000								$ 457,000
ZJ Youguan [Member]
Subsequent Events [Line Items]
Transportation construction amount																									¥ 6,500,000	$ 942,000
Repaid construction														1,300,000
Loan outstanding														5,200,000								732,000
Youpin SD [Member]
Subsequent Events [Line Items]
Liquidated damages											¥ 2,746,000	$ 387,000
Beijing Hengyuan Xinye Information Technology Co., Ltd. [Member]
Subsequent Events [Line Items]
Joint and several liability														¥ 360,000								$ 2,558,000
Hainan Gaozhan New Energy Vehicle Company Limited [Member]
Subsequent Events [Line Items]
Deposits																							¥ 170,000	$ 24,000
Shanghai Moxin Cultural Media Co. [Member]
Subsequent Events [Line Items]
Operating expenses								¥ 260,000	$ 37,000
Shanghai Lingneng [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Funds received																				¥ 2,285	$ 322